UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22427

Investment Company Act File Number

MSAR Completion Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

MSAR Completion Portfolio

July 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 23.6%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2015-1, Class A2, 3.13%, 4/15/34(1)	$400	$399,968
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(2)	859	877,822
BSCMS, Series 2006-PW12, Class A4, 5.716%, 9/11/38(2)	761	776,422
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	826	859,003
BSCMS, Series 2006-T22, Class A4, 5.592%, 4/12/38(2)	781	790,235
CDCMT, Series 2006-CD2, Class A4, 5.299%, 1/15/46(2)	465	467,305
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	722	744,246
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	700	727,563
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	811	834,373
HILT, Series 2013-HLT, Class CFX, 3.714%, 11/5/30(1)	1,630	1,645,031
JPMCC, Series 2005-LDP4, Class A4, 4.918%, 10/15/42(2)	13	13,487
JPMCC, Series 2005-LDP5, Class A4, 5.239%, 12/15/44(2)	997	997,132
JPMCC, Series 2006-LDP7, Class A4, 5.905%, 4/15/45(2)	638	649,887
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	226	232,277
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	865	896,330
MLMT, Series 2005-LC1, Class A4, 5.291%, 1/12/44(2)	1,044	1,047,114
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	789	816,420
MSC, Series 2007-IQ15, Class A4, 5.908%, 6/11/49(2)	553	589,336
WBCMT, Series 2004-C11, Class A5, 5.19%, 1/15/41(2)	204	204,422
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(2)	564	567,082
WBCMT, Series 2006-C23, Class A5, 5.416%, 1/15/45(2)	880	888,701
WBCMT, Series 2006-C24, Class A3, 5.558%, 3/15/45(2)	502	505,224
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45(2)	763	781,150
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	715	740,251

Total Commercial Mortgage-Backed Securities (identified cost $17,130,597)		$17,050,781

Asset-Backed Securities — 3.9%

Security	Principal Amount (000’s omitted)	Value
CAH, Series 2014-2A, Class D, 2.537%, 7/17/31(1)(2)	$1,250	$1,243,146
DEFT, Series 2014-1, Class C, 1.80%, 6/22/20(1)	800	798,420
DEFT, Series 2015-1, Class C, 2.42%, 3/23/20(1)	600	600,098
DNKN, Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	200	201,734

Total Asset-Backed Securities (identified cost $2,829,429)		$2,843,398

Call Options Purchased — 0.0%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	4	$2,225	8/7/15	$30
S&P 500 Index	4	2,260	8/14/15	30
S&P 500 Index	4	2,235	8/21/15	100
S&P 500 Index	4	2,240	8/28/15	80
S&P 500 Index FLEX	5	2,225	8/3/15	0
S&P 500 Index FLEX	5	2,220	8/5/15	0
S&P 500 Index FLEX	5	2,240	8/10/15	0

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	5	$2,255	8/12/15	$0
S&P 500 Index FLEX	5	2,265	8/17/15	1
S&P 500 Index FLEX	5	2,250	8/19/15	2
S&P 500 Index FLEX	5	2,215	8/24/15	60
S&P 500 Index FLEX	5	2,240	8/26/15	25

Total Call Options Purchased (identified cost $1,957)				$328

Put Options Purchased — 0.0%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	4	$1,850	8/7/15	$30
S&P 500 Index	4	1,935	8/14/15	210
S&P 500 Index	4	1,910	8/21/15	300
S&P 500 Index	4	1,920	8/28/15	630
S&P 500 Index FLEX	5	1,860	8/3/15	0
S&P 500 Index FLEX	5	1,850	8/5/15	0
S&P 500 Index FLEX	5	1,900	8/10/15	8
S&P 500 Index FLEX	5	1,920	8/12/15	44
S&P 500 Index FLEX	5	1,940	8/17/15	303
S&P 500 Index FLEX	5	1,920	8/19/15	267
S&P 500 Index FLEX	5	1,870	8/24/15	206
S&P 500 Index FLEX	5	1,905	8/26/15	525

Total Put Options Purchased (identified cost $13,397)				$2,523

Short-Term Investments — 65.1%

U.S. Treasury Obligations — 1.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/10/15(4)	$1,336	$1,335,678

Total U.S. Treasury Obligations (identified cost $1,335,798)		$1,335,678

Other — 63.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20% (5)	$45,704	$45,704,185

Total Other (identified cost $45,704,185)		$45,704,185

Total Short-Term Investments (identified cost $47,039,983)		$47,039,863

Total Investments — 92.6% (identified cost $67,015,363)		$66,936,893

Call Options Written — (0.0)%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	4	$2,125	8/7/15	$(850)
S&P 500 Index	4	2,155	8/14/15	(250)
S&P 500 Index	4	2,135	8/21/15	(2,020)
S&P 500 Index	4	2,140	8/28/15	(2,440)
S&P 500 Index FLEX	5	2,125	8/3/15	(302)
S&P 500 Index FLEX	5	2,120	8/5/15	(1,246)
S&P 500 Index FLEX	5	2,140	8/10/15	(764)
S&P 500 Index FLEX	5	2,150	8/12/15	(545)
S&P 500 Index FLEX	5	2,160	8/17/15	(640)
S&P 500 Index FLEX	5	2,145	8/19/15	(1,867)
S&P 500 Index FLEX	5	2,115	8/24/15	(7,920)
S&P 500 Index FLEX	5	2,135	8/26/15	(4,358)

Total Call Options Written (premiums received $41,343)				$(23,202)

Put Options Written — (0.0)%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	4	$1,950	8/7/15	$(70)
S&P 500 Index	4	2,040	8/14/15	(1,260)
S&P 500 Index	4	2,010	8/21/15	(1,280)
S&P 500 Index	4	2,020	8/28/15	(2,680)
S&P 500 Index FLEX	5	1,960	8/3/15	0
S&P 500 Index FLEX	5	1,950	8/5/15	(1)
S&P 500 Index FLEX	5	2,000	8/10/15	(340)
S&P 500 Index FLEX	5	2,025	8/12/15	(995)
S&P 500 Index FLEX	5	2,045	8/17/15	(2,782)
S&P 500 Index FLEX	5	2,025	8/19/15	(2,303)
S&P 500 Index FLEX	5	1,970	8/24/15	(1,394)
S&P 500 Index FLEX	5	2,010	8/26/15	(2,985)

Total Put Options Written (premiums received $44,733)				$(16,090)

Other Assets, Less Liabilities — 7.4%				$5,389,681

Net Assets — 100.0%				$72,287,282

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BACM	-	Banc of America Commercial Mortgage Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CAH	-	Colony American Homes

CDCMT	-	CD Commercial Mortgage Trust

COMM	-	Commercial Mortgage Trust

CSMC	-	Credit Suisse Commercial Mortgage Trust

DEFT	-	Dell Equipment Finance Trust

DNKN	-	DB Master Finance LLC

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

HILT	-	Hilton USA Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $4,888,397 or 6.8% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $66,242.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2015 were $4,809,822 or 6.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
9/15	60 U.S. 5-Year Treasury Note	Short	$(7,170,592)	$(7,190,625)	$(20,033)
9/15	81 U.S. 10-Year Treasury Note	Long	10,310,562	10,322,437	11,875
9/15	35 U.S. Ultra-Long Treasury Bond	Long	5,567,798	5,583,593	15,795

					$7,637

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$6,282	Pays	MSCI Emerging Markets Index(2)	Receives	3-month USD- LIBOR-BBA + 0.05%	8/21/15	$774,860
Bank of America, N.A.	7,226	Pays	MSCI EAFE Index(2)	Receives	3-month USD- LIBOR-BBA + 0.07%	8/21/15	206,060
Bank of America, N.A.	8,599	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	2/19/16	284
Societe Generale	8,000	Receives	SGI Commodity Dual Strategy Index(2)(3)	Pays	0.35	10/5/15	(156)
Societe Generale	8,800	Receives	SGI Eaton Vance Risk Premia Index(2)(4)	Pays	0.35	10/5/15	(2,395)
Societe Generale	950	Receives	SGI Vol Invest Alpha 2 Index	Pays	0.30	6/20/16	16,035
Societe Generale	1,900	Receives	SGI Vol Invest Beta 2 Index	Pays	1-month USD- LIBOR-BBA + 0.30%	6/20/16	(66,368)

							$928,320

(1)	Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index.

(2)	Swap is subject to optional notional adjustments prior to the termination date whereby the Portfolio may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

(3)	Represents a custom index created by Societe Generale comprised of two underlying indices as follows: SGI Commodity Curve Momentum Index (50%) and SGI Smart Market Neutral Commodity 2 Index (50%).

(4)	Represents a custom index created by Societe Generale comprised of three underlying indices as follows: SGI FX-G4 Smile Premium Index (40%), SGI FX-G10 Mean Reversion Index (40%) and SGI US Delta Cap Mean Reversion Index (20%).

Written options activity for the fiscal year to date ended July 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	230	$208,809
Options written	1,319	1,044,992
Options exercised	(188)	(166,698)
Options expired	(1,249)	(1,001,027)

Outstanding, end of period	112	$86,076

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodity-linked derivative instruments, including total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions. During the fiscal year to date ended July 31, 2015, the Portfolio also entered into equity futures contracts to enhance total return. The Portfolio also enters into total return swap contracts to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: The Portfolio enters into total return swaps to enhance total return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio enters into U.S. Treasury futures contracts and options thereon.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$—	$(156)

Total		$—	$(156)

Equity Price	Purchased Options	$2,851	$—
Equity Price	Total Return Swaps	997,239	(66,368)
Equity Price	Written Options	—	(39,292)

Total		$1,000,090	$(105,660)

Foreign Exchange	Total Return Swaps	$—	$(2,395)

Total		$—	$(2,395)

Interest Rate	Financial Futures Contracts*	$27,670	$(20,033)

Total		$27,670	$(20,033)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$72,376,801

Gross unrealized appreciation	$22,039
Gross unrealized depreciation	(1,384,800)

Net unrealized depreciation	$(1,362,761)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$17,050,781	$—	$17,050,781
Asset-Backed Securities	—	2,843,398	—	2,843,398
Call Options Purchased	240	88	—	328
Put Options Purchased	1,170	1,353	—	2,523
Short-Term Investments -
U.S. Treasury Obligations	—	1,335,678	—	1,335,678
Other	—	45,704,185	—	45,704,185
Total Investments	$1,410	$66,935,483	$—	$66,936,893
Futures Contracts	$27,670	$—	$—	$27,670
Swap Contracts	—	997,239	—	997,239
Total	$29,080	$67,932,722	$—	$67,961,802

Liability Description
Call Options Written	$(5,560)	$(17,642)	$—	$(23,202)
Put Options Written	(5,290)	(10,800)	—	(16,090)
Futures Contracts	(20,033)	—	—	(20,033)
Swap Contracts	—	(68,919)	—	(68,919)
Total	$(30,883)	$(97,361)	$—	$(128,244)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015